3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (Quarterly) (USD $)						3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 10, 2013	Dec. 09, 2013	Jun. 08, 2013	Dec. 31, 2012	Mar. 31, 2014 Quarterly Member	Dec. 31, 2013 Quarterly Member	Dec. 31, 2013 Scenario, Previously Reported [Member] Quarterly Member	Dec. 31, 2013 Restatement Adjustment [Member] Quarterly Member
Reverse Stock Split Ratio						1:5	1:5
Common Stock, Shares Issued	416,950,000	335,000,000	1,675,000,000		0	416,950,000	416,950,000	335,000,000	1,675,000,000
Common Stock, Shares Outstanding	416,950,000			335,000,000	0	416,950,000	416,950,000	335,000,000	1,675,000,000
Common Stock Par Value		$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01